4. ACCRUED LIABILITIES AND EXPENSES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Accrued Liabilities And Expenses Details
Accrued payroll		$ 292,365	$ 347,508	$ 472,221
Accrued payroll taxes payable		18,330	18,330	18,330
Accrued stock purchase warrants		29,400	29,400	29,400
Accrued lawsuit (Note 6 below)		122,985	122,985
Accrued interest and other		23,516	30,652	107,699
Total	$ 548,875	$ 486,596	$ 548,875	$ 627,650